Taxation - Schedule of Valuation Allowance For Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Balance at beginning of the year	¥ 316,469	¥ 171,236	¥ 143,431
Additions	114,815	146,749	42,252
Reversals/write-off	(2,575)	(1,516)	(14,447)
Balance at end of the year	¥ 428,709	¥ 316,469	¥ 171,236